OPERATING COSTS - Summary of operating costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Operating Costs and Expenses [Abstract]
Rental cost	¥ 813,773	¥ 975,342	¥ 664,732
Depreciation expenses	256,056	207,814	145,768
Personnel cost	77,392	23,698	21,092
Cost for value-added services and others	56,194	98,138	66,367
Total	¥ 1,203,415	¥ 1,304,992	¥ 897,959